Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities, Beginning balance	$ 204	$ 207
Interest accretion	8	8
Expenditures	(24)	(20)
Revaluation adjustment	8	9
Environmental liabilities, Ending balance	196	204
Less: current portion	(28)	(27)
Environmental liabilities non current portion	168	177
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities, Beginning balance	143	148
Interest accretion	6	7
Expenditures	(16)	(11)
Revaluation adjustment	1	(1)
Environmental liabilities, Ending balance	134	143
Less: current portion	(20)	(18)
Environmental liabilities non current portion	114	125
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities, Beginning balance	61	59
Interest accretion	2	1
Expenditures	(8)	(9)
Revaluation adjustment	7	10
Environmental liabilities, Ending balance	62	61
Less: current portion	(8)	(9)
Environmental liabilities non current portion	$ 54	$ 52